Fees Summary	Mar. 17, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 8,241,000
Previously Paid Amount	0.00
Total Fee Amount	1,138.08
Total Offset Amount	0.00
Net Fee	1,138.08
Narrative - Max Aggregate Offering Price	$ 8,241,000
Final Prospectus	true